Fair Value Measurement (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	$ 19	$ 13
Liabilities at fair value -	8	32
Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	19	13
Liabilities at fair value -	8	32
Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	1	13
Liabilities at fair value -	7	0
Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	18	0
Liabilities at fair value -	1	32
Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0	0
Liabilities at fair value -	0	0
Commodities [Member] | Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	6	13
Liabilities at fair value -	7	1
Commodities [Member] | Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	1	13
Liabilities at fair value -	7	0
Commodities [Member] | Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	5	0
Liabilities at fair value -	0	1
Commodities [Member] | Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0	0
Liabilities at fair value -	0	0
Emedded derivatives [Member] | Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	5
Emedded derivatives [Member] | Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0
Emedded derivatives [Member] | Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	5
Emedded derivatives [Member] | Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0
Warrants [Member] | Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Liabilities at fair value -	1	19
Warrants [Member] | Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Liabilities at fair value -	0	0
Warrants [Member] | Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Liabilities at fair value -	1	19
Warrants [Member] | Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Liabilities at fair value -	0	0
Foreign currency [Member] | Fair Value [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	8
Liabilities at fair value -		12
Foreign currency [Member] | Level 1 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0
Liabilities at fair value -		0
Foreign currency [Member] | Level 2 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	8
Liabilities at fair value -		12
Foreign currency [Member] | Level 3 [Member]
Fair value assets and liabilities measured on recurring and nonrecurring basis [Line Items]
Assets at fair value -	0
Liabilities at fair value -		$ 0